Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
The following table depicts the components of our cash as of December 31, 2020 and 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Cash at banks	$185,879	$201,040
Cash on vessels	1,632	1,263
	$187,511	$202,303
Cash and cash equivalents included $20.0 million of short-term deposits with original maturities of less than 3 months at December 31, 2020.